SEGMENT AND GEOGRAPHIC INFORMATION - segment revenue, significant segment expenses, and segment net income (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SEGMENT AND GEOGRAPHIC INFORMATION
Number Of Operating And Reportable Segment | segment	1
Revenue	$ 242,176	$ 244,383	$ 275,093
Payroll expenses - included in cost of revenues	84,015	86,034	96,315
Payroll expenses - included in operating expenses	140,970	143,925	147,459
Net Income (Loss)	15,311	8,780	28,466
One operating and reportable segment
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	242,176	244,383	275,093
Payroll expenses - included in cost of revenues	7,328	7,339	7,961
Payroll expenses - included in operating expenses	108,424	110,680	115,630
Office rent and maintenance	11,974	11,445	7,803
Other segment items	106,468	113,478	123,194
Net Income (Loss)	$ 15,311	$ 8,780	$ 28,466